Assets measured at fair value on nonrecurring basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	$ 0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	4,779
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	376,582
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	10,445	[1]	95,978	[1]	204,427
Loans held-for-sale	93,429	[2]	83,915	[2]	671,223
Other real estate owned	111,425	[3]	91,432	[4]	45,454
Other Repossessed Assets	128	[3]	377	[4]	73
Assets Held-for-sale, Long Lived	0	[5]
Total	215,427		271,702		921,177
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	[1]	0	[1]	0
Loans held-for-sale	0	[2]	0	[2]	0
Other real estate owned	0	[3]	0	[4]	0
Other Repossessed Assets	0	[3]	0	[4]	0
Assets Held-for-sale, Long Lived	0	[5]
Total	0		0		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	[1]	0	[1]	0
Loans held-for-sale	0	[2]	0	[2]	0
Other real estate owned	0	[3]	0	[4]	0
Other Repossessed Assets	0	[3]	0	[4]	0
Assets Held-for-sale, Long Lived	0	[5]
Total	0		0		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	10,445	[1]	95,978	[1]	204,427
Loans held-for-sale	93,429	[2]	83,915	[2]	671,223
Other real estate owned	111,425	[3]	91,432	[4]	45,454
Other Repossessed Assets	128	[3]	377	[4]	73
Assets Held-for-sale, Long Lived	0	[5]
Total	215,427		271,702		921,177
Fair Value, Measurements, Nonrecurring [Member] | Unrealized Gain (Loss or Write-down) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	(23,972)	[1]	(5,863)	[1]	(13,971)
Loans held-for-sale	(43,937)	[2]	(30,094)	[2]	(342,035)
Other real estate owned	(32,783)	[3]	(22,923)	[4]	(28,334)
Other Repossessed Assets	(360)	[3]	(708)	[4]	(855)
Assets Held-for-sale, Long Lived	(123)	[5]
Total	$ (101,175)		$ (59,588)		$ (385,195)

[1]	Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.
[2]	Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale.
[3]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $8 million at December 31, 2012.
[4]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell excluded from the reported fair value amount were $5 million at December 31, 2011.
[5]	Represents the fair value of long-lived assets held-for-sale that were written down to their fair value.